Shareholder Report, Average Annual Return (Details)		8 Months Ended	12 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
C000260308
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Vontobel International Equity Active ETF
Without Sales Load [Member] | C000260308
Average Annual Return [Line Items]
Average Annual Return, Percent		0.04%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]		MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		17.76%

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).